Interest expense - Narrative (Details) - USD ($)			2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 23, 2022	Jul. 02, 2018	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Oct. 31, 2022	Feb. 28, 2022
Debt Instrument [Line Items]
Long-term debt	$ 951,000,000			$ 518,000,000	$ 518,000,000	$ 0
Write off of discount on debt			$ 0	$ 0		$ 0	$ 86,000,000
Secured Credit Facilities | Secured debt | LIBOR
Debt Instrument [Line Items]
Increase in basis spread on variable interest rate		1.00%
Super senior secured credit facility due 2026 | Secured overnight financing rate (SOFR) overnight index swap rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	7.00%
Super senior secured credit facility due 2026 | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt	$ 125,000,000
Line of credit facility, unused capacity, commitment fee percentage				2.80%
Super senior secured credit facility due 2026 | Line of credit | Secured debt
Debt Instrument [Line Items]
Long-term debt	175,000,000
Second Lien Senior Secured (Level 3) | Secured debt
Debt Instrument [Line Items]
Long-term debt	$ 683,000,000			$ 29,000,000	$ 29,000,000			$ 250,000,000	$ 192,000,000
Basis spread on variable rate (as a percent)	12.50%
Second Lien Senior Secured (Level 3) | Secured debt | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	5.00%
Second Lien Senior Secured (Level 3) | Secured debt | Pay-If-You-Can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	7.50%
Unsecured Convertible Bond - debt component (Level 3) | Unsecured notes
Debt Instrument [Line Items]
Long-term debt	$ 50,000,000
Basis spread on variable rate (as a percent)	6.00%
Hermen convertible bond | Convertible debt
Debt Instrument [Line Items]
Conversion rate (in shares)					52.6316
Derivative, notional amount										$ 1,000